Distribution Date:	10/20/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	16		Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	17		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690AAA2	1.980000%	46,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690AAB0	3.557000%	72,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690AAC8	3.434000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690AAD6	3.473000%	175,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690AAE4	3.753000%	242,202,000.00	101,897,067.97	101,897,067.97	318,683.08	0.00	0.00	102,215,751.05	0.00	0.00%	30.00%
A-S	61690AAG9	4.068000%	57,560,000.00	57,560,000.00	10,223,612.64	195,128.40	0.00	0.00	10,418,741.04	47,336,387.36	79.33%	23.00%
B	61690AAH7	4.460899%	49,338,000.00	49,338,000.00	0.00	183,409.87	0.00	0.00	183,409.87	49,338,000.00	57.78%	17.00%
C	61690AAJ3	4.460899%	34,947,000.00	34,947,000.00	0.00	129,912.54	0.00	0.00	129,912.54	34,947,000.00	42.51%	12.75%
D	61765XAN4	3.237000%	38,031,000.00	38,031,000.00	0.00	75,224.96	0.00	0.00	75,224.96	38,031,000.00	25.90%	8.13%
E	61765XAQ7	3.237000%	8,223,000.00	8,223,000.00	0.00	0.00	0.00	0.00	0.00	8,223,000.00	22.31%	7.13%
F	61765XAS3	3.237000%	12,334,000.00	12,334,000.00	0.00	0.00	0.00	0.00	0.00	12,334,000.00	16.93%	5.63%
G	61765XAU8	3.237000%	13,362,000.00	13,362,000.00	0.00	0.00	0.00	0.00	0.00	13,362,000.00	11.09%	4.00%
H	61765XAW4	3.237000%	9,177,000.00	9,177,000.00	0.00	0.00	0.00	0.00	0.00	9,177,000.00	7.08%	2.88%
J	61765XAYO	3.237000%	23,715,316.00	16,217,097.69	0.00	0.00	0.00	0.00	0.00	16,217,097.69	0.00%	0.00%
HMD	61765XBE3	5.043917%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61765XBB9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765XBC7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			837,289,317.01	341,086,165.66	112,120,680.61	902,358.85	0.00	0.00	113,023,039.46	228,965,485.05

X-A	61690AAF1	0.707899%	575,602,000.00	101,897,067.97	0.00	60,110.71	0.00	0.00	60,110.71	0.00
X-B	61765XAA2	0.392899%	57,560,000.00	57,560,000.00	0.00	18,846.07	0.00	0.00	18,846.07	47,336,387.36
X-D	61765XAC8	1.223899%	38,031,000.00	38,031,000.00	0.00	38,788.43	0.00	0.00	38,788.43	38,031,000.00
X-E	61765XAE4	1.223899%	8,223,000.00	8,223,000.00	0.00	8,386.77	0.00	0.00	8,386.77	8,223,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	61765XAG9	1.223899%	12,334,000.00	12,334,000.00	0.00	12,579.64	0.00	0.00	12,579.64	12,334,000.00
X-GH	61765XAJ3	1.223899%	22,539,000.00	22,539,000.00	0.00	22,987.89	0.00	0.00	22,987.89	22,539,000.00
X-J	61765XAL8	1.223899%	23,715,316.00	16,217,097.69	0.00	16,540.08	0.00	0.00	16,540.08	16,217,097.69
Notional SubTotal			738,004,316.00	256,801,165.66	0.00	178,239.59	0.00	0.00	178,239.59	144,680,485.05

Deal Distribution Total					112,120,680.61	1,080,598.44	0.00	0.00	113,201,279.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690AAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690AAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690AAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690AAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690AAE4	420.71109227	420.71109227	1.31577394	0.00000000	0.00000000	0.00000000	0.00000000	422.02686621	0.00000000
A-S	61690AAG9	1,000.00000000	177.61661987	3.39000000	0.00000000	0.00000000	0.00000000	0.00000000	181.00661987	822.38338013
B	61690AAH7	1,000.00000000	0.00000000	3.71741599	0.00000000	0.00000000	0.00000000	0.00000000	3.71741599	1,000.00000000
C	61690AAJ3	1,000.00000000	0.00000000	3.71741609	0.00000000	0.00000000	0.00000000	0.00000000	3.71741609	1,000.00000000
D	61765XAN4	1,000.00000000	0.00000000	1.97799059	0.71950935	0.71950935	0.00000000	0.00000000	1.97799059	1,000.00000000
E	61765XAQ7	1,000.00000000	0.00000000	0.00000000	2.69749970	10.78999878	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61765XAS3	1,000.00000000	0.00000000	0.00000000	2.69749959	11.76132723	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61765XAU8	1,000.00000000	0.00000000	0.00000000	2.69750037	16.28740832	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61765XAW4	1,000.00000000	0.00000000	0.00000000	2.69750027	18.88250191	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61765XAYO	683.82380779	0.00000000	0.00000000	1.84461468	59.92181171	0.00000000	0.00000000	0.00000000	683.82380779
HMD	61765XBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61765XBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765XBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690AAF1	177.02695260	0.00000000	0.10443103	0.00000000	0.00000000	0.00000000	0.00000000	0.10443103	0.00000000
X-B	61765XAA2	1,000.00000000	0.00000000	0.32741609	0.00000000	0.00000000	0.00000000	0.00000000	0.32741609	822.38338013
X-D	61765XAC8	1,000.00000000	0.00000000	1.01991612	0.00000000	0.00000000	0.00000000	0.00000000	1.01991612	1,000.00000000
X-E	61765XAE4	1,000.00000000	0.00000000	1.01991609	0.00000000	0.00000000	0.00000000	0.00000000	1.01991609	1,000.00000000
X-F	61765XAG9	1,000.00000000	0.00000000	1.01991568	0.00000000	0.00000000	0.00000000	0.00000000	1.01991568	1,000.00000000
X-GH	61765XAJ3	1,000.00000000	0.00000000	1.01991615	0.00000000	0.00000000	0.00000000	0.00000000	1.01991615	1,000.00000000
X-J	61765XAL8	683.82380779	0.00000000	0.69744295	0.00000000	0.00000000	0.00000000	0.00000000	0.69744295	683.82380779

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/25 - 09/30/25	30	0.00	318,683.08	0.00	318,683.08	0.00	0.00	0.00	318,683.08	0.00
A-S	09/01/25 - 09/30/25	30	0.00	195,128.40	0.00	195,128.40	0.00	0.00	0.00	195,128.40	0.00
X-A	09/01/25 - 09/30/25	30	0.00	60,110.71	0.00	60,110.71	0.00	0.00	0.00	60,110.71	0.00
X-B	09/01/25 - 09/30/25	30	0.00	18,846.07	0.00	18,846.07	0.00	0.00	0.00	18,846.07	0.00
X-D	09/01/25 - 09/30/25	30	0.00	38,788.43	0.00	38,788.43	0.00	0.00	0.00	38,788.43	0.00
X-E	09/01/25 - 09/30/25	30	0.00	8,386.77	0.00	8,386.77	0.00	0.00	0.00	8,386.77	0.00
X-F	09/01/25 - 09/30/25	30	0.00	12,579.64	0.00	12,579.64	0.00	0.00	0.00	12,579.64	0.00
X-GH	09/01/25 - 09/30/25	30	0.00	22,987.89	0.00	22,987.89	0.00	0.00	0.00	22,987.89	0.00
X-J	09/01/25 - 09/30/25	30	0.00	16,540.08	0.00	16,540.08	0.00	0.00	0.00	16,540.08	0.00
B	09/01/25 - 09/30/25	30	0.00	183,409.87	0.00	183,409.87	0.00	0.00	0.00	183,409.87	0.00
C	09/01/25 - 09/30/25	30	0.00	129,912.54	0.00	129,912.54	0.00	0.00	0.00	129,912.54	0.00
D	09/01/25 - 09/30/25	30	0.00	102,588.62	0.00	102,588.62	27,363.66	0.00	0.00	75,224.96	27,363.66
E	09/01/25 - 09/30/25	30	66,544.62	22,181.54	0.00	22,181.54	22,181.54	0.00	0.00	0.00	88,726.16
F	09/01/25 - 09/30/25	30	111,793.24	33,270.96	0.00	33,270.96	33,270.96	0.00	0.00	0.00	145,064.21
G	09/01/25 - 09/30/25	30	181,588.35	36,044.00	0.00	36,044.00	36,044.00	0.00	0.00	0.00	217,632.35
H	09/01/25 - 09/30/25	30	148,529.76	24,754.96	0.00	24,754.96	24,754.96	0.00	0.00	0.00	173,284.72
J	09/01/25 - 09/30/25	30	1,377,319.08	43,745.62	0.00	43,745.62	43,745.62	0.00	0.00	0.00	1,421,064.70
HMD	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,885,775.05	1,267,959.18	0.00	1,267,959.18	187,360.74	0.00	0.00	1,080,598.44	2,073,135.80

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	113,201,279.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,273,830.42	Master Servicing Fee	4,074.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,182.77
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	142.12
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	261.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,273,830.42	Total Fees	5,871.23

Principal		Expenses/Reimbursements
Scheduled Principal	75,913,207.26	Reimbursement for Interest on Advances	78.75
Unscheduled Principal Collections		ASER Amount	137,488.41
Principal Prepayments	36,207,473.35	Special Servicing Fees (Monthly)	49,793.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	112,120,680.61	Total Expenses/Reimbursements	187,360.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,080,598.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	112,120,680.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	113,201,279.05
Total Funds Collected	113,394,511.03	Total Funds Distributed	113,394,511.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	341,086,165.66	341,086,165.66	Beginning Certificate Balance	341,086,165.66
(-) Scheduled Principal Collections	75,913,207.26	75,913,207.26	(-) Principal Distributions	112,120,680.61
(-) Unscheduled Principal Collections	36,207,473.35	36,207,473.35	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	228,965,485.05	228,965,485.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	342,671,369.34	342,671,369.34	Ending Certificate Balance	228,965,485.05
Ending Actual Collateral Balance	230,736,866.71	230,736,866.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,051,074.21	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,051,074.21	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	4	11,127,092.73	4.86%	0	4.8442	1.568761	1.40 or less	6	140,285,226.39	61.27%	(2)	4.5112	0.774820
5,000,001 to 10,000,000	2	15,182,423.37	6.63%	(4)	4.1491	1.955548	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	36,699,430.14	16.03%	1	4.2635	2.471736	1.51 to 1.60	1	2,929,519.15	1.28%	1	4.6200	1.530000
15,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	14,899,430.14	6.51%	1	4.5760	1.660000
25,000,001 to 50,000,000	4	165,956,538.81	72.48%	(3)	4.3782	1.043588	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	3,868,886.00	1.69%	(1)	4.7300	1.950000
Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490	2.01 to 2.50	1	40,000,000.00	17.47%	(7)	3.8600	2.090000
							2.51 to 3.00	1	10,900,000.00	4.76%	1	4.0500	2.623051
							3.01 or greater	2	16,082,423.37	7.02%	1	4.2617	3.320438
							Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	14,899,430.14	6.51%	1	4.5760	1.660000
							Industrial	2	21,800,000.00	9.52%	1	4.0500	3.026525
Florida	1	49,195,131.62	21.49%	0	4.9130	1.150000
							Lodging	1	49,195,131.62	21.49%	0	4.9130	1.150000
Georgia	1	5,182,423.37	2.26%	1	4.7070	3.090000
							Mixed Use	3	90,000,000.00	39.31%	(7)	3.8600	1.688681
Indiana	1	2,624,399.58	1.15%	1	4.9810	1.270000
							Multi-Family	1	5,182,423.37	2.26%	1	4.7070	3.090000
Kansas	1	3,868,886.00	1.69%	(1)	4.7300	1.950000
							Office	2	51,660,837.33	22.56%	0	4.7283	0.058919
Kentucky	1	339,599.75	0.15%	1	5.2780	1.230000
							Retail	7	11,127,092.73	4.86%	0	4.8442	1.568761
New York	3	90,000,000.00	39.31%	(7)	3.8600	1.688681
							Totals	16	228,965,485.05	100.00%	(3)	4.3672	1.358490
North Carolina	1	2,929,519.15	1.28%	1	4.6200	1.530000

Pennsylvania	3	1,364,688.25	0.60%	1	5.2780	1.230000

Texas	1	36,761,407.19	16.06%	0	4.7900	(0.590000)

Virginia	2	21,800,000.00	9.52%	1	4.0500	3.026525

Totals	16	228,965,485.05	100.00%	(3)	4.3672	1.358490

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	3	90,000,000.00	39.31%	(7)	3.8600	1.688681	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	21,800,000.00	9.52%	1	4.0500	3.026525	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	7	115,461,197.05	50.43%	0	4.8091	0.788069	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	1,704,288.00	0.74%	1	5.2780	1.230000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490	49 months or greater	13	228,965,485.05	100.00%	(3)	4.3672	1.358490
								Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	13	228,965,485.05	100.00%	(3)	4.3672	1.358490	Interest Only	6	115,668,886.00	50.52%	(5)	3.9249	1.949564
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	113,296,599.05	49.48%	0	4.8188	0.755039
	Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		3	60,900,000.00	26.60%	(6)	3.8940	1.592325	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	9	131,304,077.86	57.35%	(2)	4.4684	1.795557	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	36,761,407.19	16.06%	0	4.7900	(0.590000)	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	228,965,485.05	100.00%	(3)	4.3672	1.358490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000238	MU	New York	NY	Actual/360	3.860%	128,666.67	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	08/06/25
1A	453000294	MU	New York	NY	Actual/360	3.860%	128,666.67	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	08/06/25
1B	453000295	MU	New York	NY	Actual/360	3.860%	32,166.67	0.00	0.00	N/A	03/06/25	--	10,000,000.00	10,000,000.00	08/06/25
2	300801372	LO	Hollywood	FL	Actual/360	4.913%	201,892.16	117,018.14	0.00	N/A	10/01/25	--	49,312,149.76	49,195,131.62	09/01/25
3	1544454	LO	San Jose	CA	Actual/360	4.830%	196,219.18	48,750,107.91	0.00	N/A	09/01/25	--	48,750,107.91	0.00	10/01/25
5	305081005	OF	Richardson	TX	Actual/360	4.790%	147,015.35	69,159.84	0.00	N/A	10/01/25	--	36,830,567.03	36,761,407.19	08/01/23
12	300801383	RT	Fairfield	CA	Actual/360	4.721%	75,026.75	19,070,556.54	0.00	N/A	11/01/25	--	19,070,556.54	0.00	10/01/25
13	300801401	IN	Manassas	VA	Actual/360	4.050%	36,787.50	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	10/01/25
13A	304101476	IN	Manassas	VA	Actual/360	4.050%	36,787.50	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	10/01/25
16	300801405	OF	Beverly Hills	CA	Actual/360	4.576%	56,915.97	26,086.81	0.00	N/A	11/01/25	--	14,925,516.95	14,899,430.14	10/01/25
21	1544928	MF	Pleasant Prairie	WI	Actual/360	4.800%	36,383.39	9,095,847.42	0.00	N/A	10/01/25	--	9,095,847.42	0.00	10/01/25
24	695100591	OF	Auburn Hills	MI	Actual/360	4.700%	21,481.00	5,484,510.57	0.00	N/A	11/06/25	--	5,484,510.57	0.00	10/06/25
28	695100593	MF	Broadview Heights	OH	Actual/360	4.550%	24,420.51	6,440,573.38	0.00	N/A	11/06/25	--	6,440,573.38	0.00	10/06/25
30	305081030	RT	Sugar Land	TX	Actual/360	4.680%	20,720.61	5,312,976.11	0.00	N/A	11/01/25	--	5,312,976.11	0.00	10/01/25
31	300801376	SS	Plantation	FL	Actual/360	4.493%	19,343.91	5,166,413.91	0.00	N/A	10/01/25	--	5,166,413.91	0.00	10/01/25
32	695100595	MF	Dunwoody	GA	Actual/360	4.707%	20,377.41	12,582.81	0.00	N/A	11/06/25	--	5,195,006.18	5,182,423.37	10/06/25
34	300801382	RT	Auburn	CA	Actual/360	4.557%	18,814.04	4,954,323.34	0.00	N/A	10/01/25	--	4,954,323.34	0.00	10/01/25
39	300801378	SS	San Leandro	CA	Actual/360	4.268%	17,427.67	4,900,000.00	0.00	N/A	10/01/25	--	4,900,000.00	0.00	10/01/25
42	1545423	RT	Shawnee	KS	Actual/360	4.730%	15,249.86	0.00	0.00	N/A	09/01/25	--	3,868,886.00	3,868,886.00	08/01/25
43	305081043	RT	North Wilkesboro	NC	Actual/360	4.620%	11,306.34	7,191.91	0.00	11/01/25	10/15/30	--	2,936,711.06	2,929,519.15	10/01/25
45	300801381	RT	Greendale	IN	Actual/360	4.981%	10,932.83	9,489.10	0.00	N/A	11/01/25	--	2,633,888.68	2,624,399.58	10/01/25
49	300801377	SS	Vallejo	CA	Actual/360	4.318%	9,715.50	2,700,000.00	0.00	N/A	10/01/25	--	2,700,000.00	0.00	10/01/25
52	695100596	RT	Various	Various	Actual/360	5.278%	7,512.93	3,842.82	0.00	N/A	11/06/25	--	1,708,130.82	1,704,288.00	10/06/25
Totals							1,273,830.42	112,120,680.61	0.00				341,086,165.66	228,965,485.05
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,518,484.00	13,894,553.00	01/01/25	06/30/25	08/12/25	10,000,000.00	130,472.24	96,086.66	195,708.34	0.00	0.00
1A	0.00	0.00	--	--	08/12/25	10,000,000.00	130,472.24	96,086.66	195,708.34	0.00	0.00
1B	0.00	0.00	--	--	08/12/25	2,500,000.00	32,618.06	24,021.66	48,927.08	0.00	0.00
2	4,557,561.50	5,278,426.15	07/01/24	06/30/25	--	0.00	0.00	318,499.37	318,499.37	0.00	0.00
3	8,673,781.09	9,155,410.01	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	(60,991.17)	01/01/24	09/30/24	03/11/25	16,427,897.32	908,372.68	150,071.70	4,695,621.96	1,055,850.58	0.00
12	2,021,314.61	1,298,067.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,096,382.52	1,555,219.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,186,907.60	441,964.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	842,944.00	467,121.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,383,585.38	620,199.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	814,458.50	218,979.42	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	766,274.26	381,081.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,038,970.96	276,366.53	02/01/25	04/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,391,249.12	610,572.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	592,001.93	299,422.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	900,206.24	421,116.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	364,720.00	0.00	--	--	--	0.00	0.00	15,197.79	30,942.49	0.00	0.00
43	339,570.00	169,785.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	315,250.00	157,625.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	489,184.62	224,125.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	173,035.82	89,147.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	55,465,882.15	35,498,192.77				38,927,897.32	1,201,935.22	699,963.85	5,485,407.58	1,055,850.58	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	300801383	19,030,633.23	Payoff Prior to Maturity	0.00	0.00
24	695100591	5,450,007.41	Payoff Prior to Maturity	0.00	0.00
28	695100593	6,426,769.35	Payoff Prior to Maturity	0.00	0.00
30	305081030	5,300,063.36	Payoff Prior to Maturity	0.00	0.00
Totals		36,207,473.35		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	36,761,407.19	0	0.00	0	0.00	4	36,207,473.35	4.367243%	4.152835%	(3)
09/17/25	0	0.00	0	0.00	1	36,830,567.03	0	0.00	1	36,830,567.03	0	0.00	0	0.00	1	14,212,575.81	4.481555%	4.365103%	(1)
08/15/25	0	0.00	0	0.00	1	36,894,562.40	0	0.00	1	36,894,562.40	0	0.00	0	0.00	10	77,446,981.40	4.491737%	4.389865%	0
07/17/25	0	0.00	0	0.00	1	36,958,294.89	0	0.00	1	36,958,294.89	0	0.00	0	0.00	6	73,041,470.32	4.495533%	4.410973%	2
06/17/25	0	0.00	0	0.00	1	37,026,671.95	0	0.00	1	37,026,671.95	0	0.00	0	0.00	2	15,684,665.29	4.493056%	4.416288%	3
05/16/25	0	0.00	0	0.00	1	37,089,861.76	0	0.00	1	37,089,861.76	0	0.00	0	0.00	1	19,065,376.86	4.499082%	4.423731%	4
04/17/25	0	0.00	0	0.00	1	37,157,715.73	0	0.00	1	37,157,715.73	0	0.00	0	0.00	0	0.00	4.501791%	4.428391%	5
03/17/25	0	0.00	0	0.00	1	37,220,367.24	0	0.00	1	37,220,367.24	0	0.00	0	0.00	0	0.00	4.502304%	4.433111%	6
02/18/25	0	0.00	0	0.00	1	37,297,588.19	0	0.00	1	37,297,588.19	0	0.00	0	0.00	0	0.00	4.502878%	4.433783%	8
01/17/25	0	0.00	0	0.00	1	37,359,665.14	0	0.00	1	37,359,665.14	0	0.00	0	0.00	1	38,431,372.55	4.503381%	4.434372%	9
12/17/24	0	0.00	0	0.00	1	37,421,487.09	0	0.00	1	37,421,487.09	0	0.00	0	0.00	0	0.00	4.504242%	4.423720%	8
11/18/24	0	0.00	0	0.00	1	37,488,022.59	0	0.00	1	37,488,022.59	0	0.00	0	0.00	0	0.00	4.504727%	4.424313%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	453000238	08/06/25	1	5	96,086.66	195,708.34	0.00	40,000,000.00	03/17/25	13
1A	453000294	08/06/25	1	5	96,086.66	195,708.34	0.00	40,000,000.00	03/17/25	13
1B	453000295	08/06/25	1	5	24,021.66	48,927.08	0.00	10,000,000.00	03/17/25	13
5	305081005	08/01/23	25	5	150,071.70	4,695,621.96	2,309,511.20	38,415,770.71	02/17/23	7			12/05/23
42	1545423	08/01/25	1	5	15,197.79	30,942.49	0.00	3,868,886.00	09/08/25	13
Totals					381,464.48	5,166,908.21	2,309,511.20	132,284,656.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		179,825,425	49,195,132	93,868,886		36,761,407
0 - 6 Months		46,210,541	46,210,541	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		2,929,519	2,929,519	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	228,965,485	98,335,192	93,868,886	0	0	36,761,407
Sep-25	341,086,166	210,386,713	3,868,886	0	90,000,000	36,830,567
Aug-25	389,717,886	262,823,324	0	0	90,000,000	36,894,562
Jul-25	494,897,579	367,939,284	0	0	90,000,000	36,958,295
Jun-25	569,341,808	442,315,136	0	0	90,000,000	37,026,672
May-25	586,387,000	459,297,139	0	0	90,000,000	37,089,862
Apr-25	606,910,219	479,752,503	0	0	90,000,000	37,157,716
Mar-25	608,293,954	481,073,587	0	0	90,000,000	37,220,367
Feb-25	609,877,762	572,580,174	0	0	0	37,297,588
Jan-25	611,249,430	573,889,765	0	0	0	37,359,665
Dec-24	651,046,891	613,625,404	0	0	0	37,421,487
Nov-24	652,476,536	614,988,514	0	0	0	37,488,023
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	453000238	40,000,000.00	40,000,000.00	630,000,000.00	01/01/15	12,564,883.50	2.09000	06/30/25	03/06/25	I/O
1A	453000294	40,000,000.00	40,000,000.00		--		1.36763	--	03/06/25	I/O
1B	453000295	10,000,000.00	10,000,000.00		--		1.36763	--	03/06/25	I/O
2	300801372	49,195,131.62	49,312,149.76	65,700,000.00	02/03/21	4,394,646.35	1.15000	06/30/25	10/01/25	239
5	305081005	36,761,407.19	38,415,770.71	30,400,000.00	12/16/24	(1,153,883.17)	(0.59000)	09/30/24	10/01/25	240
42	1545423	3,868,886.00	3,868,886.00	7,100,000.00	07/14/15	361,696.00	1.95000	12/31/24	09/01/25	I/O
Totals		179,825,424.81	181,596,806.47	733,200,000.00		16,167,342.68

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	453000238	MU	NY	03/17/25	13

The Loan was transferred to the Special Servicer on 3/20/2025 due to Maturity Default after the Borrower was unable to pay the Loan off at the Maturity Date of 3/6/2025. The collateral consists of two Class B multi-tenant office buildings totaling

510K SF located in the Grand Central submarket of New York. 535 Fifth Ave is a 36-story, 335K SF multi-tenant office building built in 1927. 545 Fifth Ave is a 14-story, 182K SF multi-tenant office building built in 1898. The major tenants are

Best Buy (36,787 SF, 7% NRA, 3/31 LXP) and NBA (25,562 SF, 5% NRA, 12/35 LXP). The Property is currently 90.4% occupied as of 06/2025 and reported an annualized NOI/DSCR of $27.4MM/2.46x. Per discussions with the Borrower, they were working towards securing refinancing of the Property with a tentative closing of 9/1/25 but were unsuccessful. The Lender is in continued discussions with the Borrower while simultaneously reserving all rights under the Loan

Documents.

1A	453000294	MU	NY	03/17/25	13

The Loan was transferred to the Special Servicer on 3/20/2025 due to Maturity Default after the Borrower was unable to pay the Loan off at the Maturity Date of 3/6/2025. The collateral consists of two Class B multi-tenant office buildings totaling

510K SF located in the Grand Central submarket of New York. 535 Fifth Ave is a 36-story, 335K SF multi-tenant office building built in 1927. 545 Fifth Ave is a 14-story, 182K SF multi-tenant office building built in 1898. The major tenants are

Best Buy (36,787 SF, 7% NRA, 3/31 LXP) and NBA (25,562 SF, 5% NRA, 12/35 LXP). The Property is currently 90.4% occupied as of 06/2025 and reported an annualized NOI/DSCR of $27.4MM/2.46x. Per discussions with the Borrower, they were working towards securing refinancing of the Property with a tentative closing of 9/1/25 but were unsuccessful. The Lender is in continued discussions with the Borrower while simultaneously reserving all rights under the Loan

Documents.

1B	453000295	MU	NY	03/17/25	13

The Loan was transferred to the Special Servicer on 3/20/2025 due to Maturity Default after the Borrower was unable to pay the Loan off at the Maturity Date of 3/6/2025. The collateral consists of two Class B multi-tenant office buildings totaling

510K SF located in the Grand Central submarket of New York. 535 Fifth Ave is a 36-story, 335K SF multi-tenant office building built in 1927. 545 Fifth Ave is a 14-story, 182K SF multi-tenant office building built in 1898. The major tenants are

Best Buy (36,787 SF, 7% NRA, 3/31 LXP) and NBA (25,562 SF, 5% NRA, 12/35 LXP). The Property is currently 90.4% occupied as of 06/2025 and reported an annualized NOI/DSCR of $27.4MM/2.46x. Per discussions with the Borrower, they were working towards securing refinancing of the Property with a tentative closing of 9/1/25 but were unsuccessful. The Lender is in continued discussions with the Borrower while simultaneously reserving all rights under the Loan

Documents.

2	300801372	LO	FL	10/06/25	13

COVID--The loan transferred to special servicing effective 4/10/2020 for imminent monetary default. The property is a 311-unit hotel, built in 1973 and most recently renovated upon conversion to DoubleTree by Hilton in 2017. A lender inspection was completed and found the collateral to be in good condition with no deferred maintenance. Forbearance relief has been agreed to and closed. Special Servicer is working to onboard modified terms with Master Servicer.

March 2021 TTM -32.9% occupancy, $151.42 ADR and $49.82 RevPAR with a RevPAR Index of 69.7.

5	305081005	OF	TX	02/17/23	7

The loan transferred to Special Servicing effective 2/17/2023 due to imminent monetary default. The subject is a 308,198 SF office property located in Richardson, TX built in 2001 and renovated in 2008. As of October 2025, the property is 46.3%

lease d. A Receiver was appointed on 5/15/2023. The Trust took title via a foreclosure sale which took place on 12/5/2023. The Receiver was dismissed by the court on 1/26/2024 following the foreclosure. The property was inspected in

January 2025 and found to be in overall good condition with no material deferred maintenance noted. Leasing efforts to stabilize the property continue. A renewal with the 2nd largest tenant representing 13% of the NRA has been executed.

42	1545423	RT	KS	09/08/25	13

The loan transferred into special servicing on 9/8/2025 due to Imminent Monetary Default (Balloon/Maturity Default). The loan matured on 9/1/2025. The subject isa 15,120 Sq ft single tenant Walgreens built in 2001 and located in Shawnee, KS.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300801372	55,878,088.80	4.91300%	55,270,114.41	4.91300%	9	04/01/21	04/01/20	08/11/21
2	300801372	0.00	4.91300%	0.00	4.91300%	10	08/11/21	04/01/20	04/01/21
6	453000198	0.00	4.51000%	0.00	4.51000%	1	01/08/24	01/08/24	02/12/24
6	453000198	0.00	4.51000%	0.00	4.51000%	1	02/12/24	01/08/24	01/08/24
29	300801392	6,584,500.19	4.69900%	6,569,738.74	4.69900%	10	06/29/20	04/01/20	08/11/20
29	300801392	0.00	4.69900%	0.00	4.69900%	10	08/11/20	04/01/20	06/29/20
36	1545043	5,742,396.77	4.66500%	5,734,244.70	4.66500%	9	07/15/20	07/20/20	08/11/20
Totals		68,204,985.76		67,574,097.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	453000198 01/17/25	38,431,372.55	276,000,000.00	39,131,492.49	700,119.94	39,131,492.49	38,431,372.55	0.00	0.00	0.00	0.00	0.00%
25	695100589 12/15/23	7,132,669.92	5,700,000.00	4,853,493.36	2,093,204.71	4,853,493.36	2,760,288.65	4,372,381.27	0.00	0.00	4,372,381.27	52.67%
35	695100590 04/17/23	4,940,697.35	4,800,000.00	3,457,982.17	592,047.77	3,457,982.17	2,865,934.40	2,074,762.95	0.00	0.00	2,074,762.95	34.57%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		50,504,739.82	286,500,000.00	47,442,968.02	3,385,372.42	47,442,968.02	44,057,595.60	6,447,144.22	0.00	0.00	6,447,144.22

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	453000198	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	695100589	12/15/23	0.00	0.00	4,372,381.27	0.00	0.00	4,372,381.27	0.00	0.00	4,372,381.27
35	695100590	04/17/23	0.00	0.00	2,074,762.95	0.00	0.00	2,074,762.95	0.00	0.00	2,074,762.95
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,447,144.22	0.00	0.00	6,447,144.22	0.00	0.00	6,447,144.22

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	18,344.48	0.00	0.00	32,083.34	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	18,344.48	0.00	0.00	32,083.34	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	4,813.64	0.00	0.00	8,020.84	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.17	0.00	0.00	0.00
5	0.00	0.00	7,673.03	0.00	0.00	65,300.89	0.00	0.00	0.10	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.68	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.57	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.23	0.00	0.00	0.00
42	0.00	0.00	617.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,793.58	0.00	0.00	137,488.41	0.00	0.00	78.75	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		187,360.74

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26